CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (UNAUDITED) - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest
Balance, shares at Jun. 30, 2022		25,000	835,712
Balance, amount at Jun. 30, 2022	$ 28,786,744	$ 25	$ 836	$ 35,001,949	$ (6,270,886)	$ 54,820
Amortization of common stock issuance for services	140,700	0	0	140,700	0	0
Stock based compensation, amortization of stock options	3,664,538	0	$ 0	3,664,538	0	0
Issuance of common stock for acquisition of E-Core,shares			62,370
Issuance of common stock for acquisition of E-Core,amount	6,000,000	0	$ 62	5,999,938	0	0
Net loss	(16,930,289)
Issuance of common stock for interest on note payable,shares			6,700
Issuance of common stock for interest on note payable,amount	607,004	0	$ 7	606,997	0	0
Common stock issued for cash, net,shares			106,061
Common stock issued for cash, net,amount	6,127,893		$ 106	6,127,787
Net loss	(17,490,256)	$ 0	$ 0	0	(16,930,289)	(559,967)
Balance, shares at Jun. 30, 2023		25,000	1,010,843
Balance, amount at Jun. 30, 2023	27,836,623	$ 25	$ 1,011	51,541,909	(23,201,175)	(505,147)
Balance, amount at Jun. 30, 2023	27,836,623	25	1,011	51,541,909	(23,201,175)	(505,147)
Stock based compensation, amortization of stock options	421,887	0	0	421,887	0	0
Issuance of stock and equity for purchase of Cygnet, amount	667,874		5	162,722		505,147
Net loss	(1,355,388)	$ 0	$ 0	0	(1,355,388)	0
Issuance of stock and equity for purchase of Cygnet, shares			4,505
Balance, shares at Sep. 30, 2023		25,000	1,015,348
Balance, amount at Sep. 30, 2023	27,570,996	$ 25	$ 1,016	52,126,518	(24,556,563)	0
Balance, shares at Jun. 30, 2023		25,000	1,010,843
Balance, amount at Jun. 30, 2023	27,836,623	$ 25	$ 1,011	51,541,909	(23,201,175)	(505,147)
Balance, amount at Jun. 30, 2023	27,836,623	$ 25	$ 1,011	51,541,909	(23,201,175)	(505,147)
Net loss	(7,912,919)
Balance, shares at Mar. 31, 2024		25,000	1,045,348
Balance, amount at Mar. 31, 2024	22,056,807	$ 25	$ 1,045	53,169,831	(31,114,094)	0
Balance, shares at Jun. 30, 2023		25,000	1,010,843
Balance, amount at Jun. 30, 2023	27,836,623	$ 25	$ 1,011	51,541,909	(23,201,175)	(505,147)
Balance, amount at Jun. 30, 2023	27,836,623	25	1,011	51,541,909	(23,201,175)	(505,147)
Stock based compensation, amortization of stock options	957,095	0	0	957,095	0	0
Issuance of stock and equity for purchase of Cygnet, amount	667,873	0	4	162,722		505,147
Net loss	(23,658,438)	0	$ 0	0	(23,658,438)	0
Issuance of stock and equity for purchase of Cygnet, shares			4,505
Stock based compensation, restricted stock grant, shares			5,000
Stock based compensation, restricted stock grant amount	212,748	0	$ 5	212,743	0	0
Issuance of stock for conversion of debt,shares			25,081
Issuance of stock for conversion of debt,amount	500,000	$ 0	$ 25	499,975
Balance, shares at Jun. 30, 2024		25,000	1,045,429
Balance, amount at Jun. 30, 2024	6,515,901	$ 25	$ 1,045	53,374,444	(46,859,613)	0
Balance, amount at Jun. 30, 2024	6,515,901	$ 25	$ 1,045	53,374,444	(46,859,613)	0
Balance, shares at Sep. 30, 2023		25,000	1,015,348
Balance, amount at Sep. 30, 2023	27,570,996	$ 25	$ 1,016	52,126,518	(24,556,563)	0
Stock based compensation, amortization of stock options	330,584	0	0	330,584	0	0
Net loss	(2,438,919)	$ 0	$ 0	0	(2,438,919)	0
Balance, shares at Dec. 31, 2023		25,000	1,015,348
Balance, amount at Dec. 31, 2023	25,462,661	$ 25	$ 1,016	52,457,102	(26,995,482)	0
Net loss	(4,118,612)	0	0	0	(4,118,612)	0
Issuance of stock for conversion of debt, amount	500,000	0	$ 25	499,975	0	0
Stock based compensation, shares			5,000
Stock based compensation, amount	212,758	$ 0	$ 4	212,754	0	0
Issuance of stock for conversion of debt, shares			25,000
Balance, shares at Mar. 31, 2024		25,000	1,045,348
Balance, amount at Mar. 31, 2024	22,056,807	$ 25	$ 1,045	53,169,831	(31,114,094)	0
Balance, shares at Jun. 30, 2024		25,000	1,045,429
Balance, amount at Jun. 30, 2024	6,515,901	$ 25	$ 1,045	53,374,444	(46,859,613)	0
Stock based compensation, amortization of stock options	141,298	0	0	141,298	0	0
Net loss	(1,625,577)	$ 0	$ 0	0	(1,625,577)
Balance, shares at Sep. 30, 2024		25,000	1,045,429
Balance, amount at Sep. 30, 2024	5,031,622	$ 25	$ 1,045	53,515,742	(48,485,190)	0
Balance, shares at Jun. 30, 2024		25,000	1,045,429
Balance, amount at Jun. 30, 2024	6,515,901	$ 25	$ 1,045	53,374,444	(46,859,613)	0
Balance, amount at Jun. 30, 2024	6,515,901	$ 25	$ 1,045	53,374,444	(46,859,613)	0
Net loss	(6,758,547)
Balance, shares at Mar. 31, 2025		150,000	1,430,429
Balance, amount at Mar. 31, 2025	1,850,710
Balance, amount at Mar. 31, 2025	1,850,710	$ 150	$ 1,430	55,467,290	(53,618,160)	0
Balance, shares at Sep. 30, 2024		25,000	1,045,429
Balance, amount at Sep. 30, 2024	5,031,622	$ 25	$ 1,045	53,515,742	(48,485,190)	0
Stock based compensation, amortization of stock options	32,578			32,578
Net loss					(1,301,310)
Balance, shares at Dec. 31, 2024		25,000	1,045,429
Balance, amount at Dec. 31, 2024	3,762,890	$ 25	$ 1,045	53,548,320	(49,786,500)	0
Stock based compensation, amortization of stock options	521,353			521,353
Net loss	(3,831,660)				(3,831,660)
Issuance of preferred series A stock, amount	325,000	$ 125		324,875
Issuance of stock for the conversion of debt, shares			385,000
Issuance of stock for the conversion of debt, amount	850,000		$ 385	849,615
Issuance of beneficial conversion feature and warrants	223,127			223,127
Issuance of preferred series A stock, shares		125,000
Balance, shares at Mar. 31, 2025		150,000	1,430,429
Balance, amount at Mar. 31, 2025	1,850,710
Balance, amount at Mar. 31, 2025	$ 1,850,710	$ 150	$ 1,430	$ 55,467,290	$ (53,618,160)	$ 0